EMPLOYEE BENEFIT PLANS - Forecast amounts and average duration of payments of obligations (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
2025
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 53,601
2026
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	57,267
2027
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	60,995
2028
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	64,862
2029
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	68,645
2029 to 2034
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 397,704